INCOME AND MINING TAXES - Tax Cuts and Jobs Act Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME AND MINING TAXES
Tax at statutory rate (as a percent)	35.00%	35.00%	35.00%
Provision related to tax restructuring	$ 394
Deferred tax assets, valuation allowance	$ 2,815	$ 3,873